JPMorgan SmartRetirement 2035 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2035 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,396
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,106
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	809
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	615
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 492